Document and Entity Information	Nov. 25, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001280263
Document Type	8-K
Document Period End Date	Nov. 25, 2019
Entity Registrant Name	AMBARELLA, INC.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-35667
Entity Tax Identification Number	98-0459628
Entity Address, Address Line One	3101 Jay Street
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	734-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.00045 par value
Trading Symbol	AMBA
Entity Emerging Growth Company	false